Per Share Amounts	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Per Share Amounts	PER SHARE AMOUNTS
The following table summarizes the weighted average shares used in calculating net income (loss) per share:

	2024	2023
Weighted average shares – basic	617,547,899	545,644,234
Dilutive impact of share-based compensation (1)	1,347,879	2,684,473
Weighted average shares – diluted	618,895,778	548,328,707
(1)Excludes the impact of 72,667 weighted average shares related to share-based compensation that were anti-dilutive for the year ended December 31, 2024 (year ended December 31, 2023 - 19,186).